Deferred revenue (Tables)	3 Months Ended
Nov. 30, 2023
Deferred Revenue
Schedule of deferred revenue liability

Amount
As at August 31, 2023	$1,727
Drawdown	1,500
Accretion of deferred revenue	112
Revenue recognized	(922)
As at November 30, 2023	$2,417

Schedule of deferred revenue

	November 30, 2023	August 31, 2023
Current portion of deferred revenue	$2,108	$1,549
Deferred revenue	309	178
Balance at end of period	$2,417	$1,727